ORGANIZATION	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
ORGANIZATION
IAC is a leading media and Internet company comprised of widely known consumer brands, such as HomeAdvisor, Vimeo, Dictionary.com, The Daily Beast, Investopedia, and Match Group's online dating portfolio, which includes Match, Tinder, PlentyOfFish and OkCupid.
All references to "IAC," the "Company," "we," "our" or "us" in this report are to IAC/InterActiveCorp.
On March 31, 2017, Match Group, Inc. a subsidiary of IAC, sold its non-dating business, consisting of The Princeton Review. The non-dating business does not meet the threshold to be reflected as a discontinued operation at the IAC level. The Company has moved the non-dating business to its “Other” segment.
The Company has six reportable segments, which are described below.
Match Group
Our Match Group segment includes the dating businesses of Match Group, Inc., which completed its initial public offering ("IPO") on November 24, 2015. As of December 31, 2016, IAC’s ownership interest and voting interest in Match Group were 82.5% and 97.9%, respectively.
Our Match Group segment consists of our North America dating business (which includes Match, Tinder, PlentyOfFish, OkCupid, our various affinity brands and other dating businesses operating within the United States and Canada) and our International dating business (which includes Meetic, Pairs, Twoo, the international operations of Tinder and PlentyOfFish and all other dating businesses operating outside of the United States and Canada).
Through the brands within our dating business, we are a leading provider of membership-based and ad-supported dating products servicing North America, Western Europe and many other regions around the world. We provide these services through websites and applications that we own and operate.
HomeAdvisor
HomeAdvisor is a leading global home services digital marketplace that helps connect consumers with home professionals in North America, as well as in France, the Netherlands and Italy under various brands. On November 3, 2016, HomeAdvisor acquired a controlling interest in MyHammer Holding AG, the leading home services marketplace in Germany.
Video
Our Video segment consists primarily of Vimeo, Electus, CollegeHumor, Notional, IAC Films and Daily Burn.
Vimeo operates a global video sharing platform for creators and their audiences. Through Vimeo, we offer video creators simple, professional grade tools to share, manage, distribute and monetize content online, and provide viewers with a clutter-free environment to watch content across a variety of Internet-enabled devices, including mobile devices and connected television platforms.
Electus provides production and producer services for both unscripted and scripted television, feature film and digital content, primarily for initial sale and distribution in the United States. Our content is distributed on a wide range of platforms, including broadcast television, premium and basic cable television, subscription-based and ad-supported video-on-demand services and through theatrical releases and other outlets. Electus also operates Electus Digital, which consists of the following websites and properties: CollegeHumor.com, Dorkly.com and WatchLOUD.com; YouTube channels WatchLOUD, Nuevon and Hungry; and Big Breakfast (a production company). Through Electus, we also operate Notional.
Daily Burn is a health and fitness property that provides streaming fitness and workout videos across a variety of platforms, including iOS, Android, Roku and other Internet-enabled television platforms.

Applications
Our Applications segment includes Consumer, which includes our direct-to-consumer downloadable desktop applications, including Apalon, which houses our mobile applications operations, and SlimWare, which houses our downloadable desktop software and services operations; and Partnerships, which includes our business-to-business partnership operations.
Through our Consumer business, we develop, market and distribute a variety of applications, including desktop applications through which users can access search services and which are tailored to a number of specific online uses. Apalon is an award-winning mobile development company with one of the largest and most popular portfolios of mobile applications worldwide. SlimWare is a provider of community-powered software and services that clean, repair, update and optimize personal computers.
Through our Partnerships business, we work closely with partners in the software, media and other industries to design and develop customized browser-based search applications to be bundled and distributed with these partners’ products and services.
Publishing
The Publishing segment includes our Premium Brands business, which is composed of About.com, Dictionary.com, Investopedia and The Daily Beast; and our Ask & Other business, which primarily includes Ask.com, CityGrid and, for periods prior to its sale on June 30, 2016, ASKfm.
Premium Brands
Our Premium Brands business primarily consists of the following destination websites:

•	About.com, which provides detailed information and content written by independent, freelance subject matter experts;

•	Dictionary.com, which primarily provides online and mobile dictionary, thesaurus and reference services;

•	Investopedia, a resource for investment and personal finance education and information; and

•
The Daily Beast, a website dedicated to news, commentary, culture and entertainment that curates and publishes existing and original online content from its own roster of contributors in the United States.

During 2016, About.com evolved from a general content website to a collection of vertical brands by transitioning content from the various network channels on its general content website to stand-alone vertical domains, each with its own unique branding and user experience. To date, content from four network channels (specifically, Health, Money, Tech, and Home) has been transitioned to four verticals (Verywell.com, TheBalance.com, Lifewire.com and TheSpruce.com, respectively).
Ask & Other
Our Ask & Other business primarily consists of:

•	Ask.com, which provides general search services, as well as question and answer services that provide direct answers to natural-language questions;

•	CityGrid, an advertising network that integrates local content and advertising for distribution to affiliated and third party publishers across web and mobile platforms; and

•	For periods prior to its sale on June 30, 2016, ASKfm, a questions and answers social network.
Other
Our Other segment consists of The Princeton Review, which provides a variety of educational test preparation, academic tutoring and college counseling services, ShoeBuy, an Internet retailer of footwear and related apparel and accessories, and PriceRunner, a shopping comparison website. The Princeton Review, ShoeBuy and PriceRunner were sold on March 31, 2017, December 30, 2016 and March 18, 2016, respectively.